BNY Mellon Funds Trust (the "Trust")

- BNY Mellon Government Money Market Fund
- BNY Mellon National Municipal Money Market Fund
(the "Funds")

Incorporated herein by reference, on behalf of the Funds, is the supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 12, 2016 (SEC Accession No. 0000899681-16-001817).